Mileage program (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 1,869,304	R$ 1,617,131
Current	1,576,849	1,298,782
Non-current	292,455	318,349
Mileage Program [Member]
IfrsStatementLineItems [Line Items]
Total	2,533,410	2,097,432
Breakage [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (664,106)	R$ (480,301)